Segments - Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 5,092,328	$ 5,170,117	$ 5,174,769	$ 4,815,179	$ 3,956,538	$ 4,290,236	$ 4,245,772	$ 3,715,576	$ 20,252,393	$ 16,208,122	$ 16,439,276
Depreciation expense									635,833	613,192	625,757
Amortization expense									91,228	73,862	74,260
Earnings (loss) before income taxes and noncontrolling interests									1,749,957	1,298,659	241,866
Total assets	15,841,258				15,223,518				15,841,258	15,223,518	14,326,969
Capital expenditures									507,074	617,677	364,768
Operating Segments [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									14,508,847	11,312,048	11,084,331
Depreciation expense									414,670	377,627	381,352
Amortization expense									41,478	22,479	18,789
Earnings (loss) before income taxes and noncontrolling interests									2,084,203	1,724,168	629,256
Total assets	9,249,926				8,084,773				9,249,926	8,084,773	7,318,169
Capital expenditures									359,215	375,996	248,532
Operating Segments [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									4,000,606	3,687,448	3,966,895
Depreciation expense									39,532	36,906	39,512
Amortization expense									20,825	21,998	23,932
Earnings (loss) before income taxes and noncontrolling interests									206,805	249,970	276,048
Total assets	2,737,486				2,544,344				2,737,486	2,544,344	2,485,122
Capital expenditures									68,497	30,698	41,291
Operating Segments [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									1,742,940	1,208,626	1,388,050
Depreciation expense									172,699	191,466	198,705
Amortization expense									28,925	29,385	31,539
Earnings (loss) before income taxes and noncontrolling interests									129,296	(95,121)	(283,938)
Total assets	3,396,110				3,235,237				3,396,110	3,235,237	3,123,190
Capital expenditures									59,036	194,112	74,607
Intercompany Eliminations [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									2,925,321	2,070,077	2,152,157
Intercompany Eliminations [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									108,945	106,838	90,969
Intercompany Eliminations [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									9,191,081	5,997,498	6,279,316
Corporate and Eliminations Items [Member]
Segment Reporting Information [Line Items]
Net sales									(12,225,347)	(8,174,413)	(8,522,442)
Earnings (loss) before income taxes and noncontrolling interests									(670,347)	(580,358)	(379,500)
Total assets	$ 457,736				$ 1,359,164				457,736	1,359,164	1,400,488
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense									8,932	7,193	6,188
Capital expenditures									$ 20,326	$ 16,871	$ 338